Investment Strategy	Jan. 28, 2026
3EDGE Dynamic Fixed Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in fixed income securities and other instruments, including derivatives and exchange-traded funds (“ETFs”), with economic characteristics similar to such securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

The Fund seeks to achieve its investment objective by investing primarily in Treasuries, including Treasury inflation protected securities (“TIPS”), investment grade debt, and high yield debt and by actively managing the Fund’s overall credit quality and duration exposures. Although the Fund’s allocation to Treasuries, investment grade debt, and high yield debt may vary widely based on market conditions, the Adviser expects that the Fund will typically invest greater than 75% of its assets in Treasuries and investment grade debt, with potential allocations to high yield debt that typically do not exceed 25% of the Fund’s assets. The Fund may also invest to a lesser extent in (i) government securities of foreign countries in developed and emerging markets, which the Adviser identifies by reference to Standard & Poor’s Dow Jones Indices, and supranational entities; (ii) investment grade and high yield corporate debt of U.S., foreign developed market and emerging market companies; and (iii) asset-backed securities, including residential mortgage-

backed securities, commercial mortgage-backed securities, and collateralized mortgage obligations (“CMOs”).

The Fund may also utilize derivatives, principally options contracts, to gain or hedge exposure to securities, currencies or other instruments. The Fund will seek to gain exposure through the purchase of the derivatives that move in tandem with the price of the underlying asset, regardless of changes in the underlying asset, with the aim of reducing Fund costs by managing interest rate, duration, and/or credit risk exposures. The Fund will seek to hedge exposures to reduce or eliminate the directional risk of an underlying asset’s price movements by engaging in a form of collared solution(s), i.e., selling away upside exposure to fund the purchase of downside protection. The Fund will not typically utilize derivatives to increase leveraged exposure to an underlying asset.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the following investment process. The Adviser chooses exposures it believes are undervalued and poised to respond favorably to financial market catalysts based upon the Adviser’s proprietary model of the global capital markets that combines valuation, economic, and investor behavioral factors. The Adviser believes this approach can produce a high potential for share price growth. The Adviser seeks to gain an understanding of the economic landscape and to identify catalysts which may allow for near term appreciation by analyzing interest and currency rates, inflation trends, economic growth forecasts and other capital market fundamentals of the market sectors, sub-sectors, and industries. The Adviser determines the Fund’s target allocations by analyzing market sectors and their underlying industries and sub-industries. The Adviser analyzes economic growth forecasts, inflation trends, and other macroeconomic and capital market fundamentals and identifies opportunities for near-term growth in value that are facilitated by events or changes within the Adviser’s researched factors that suggest shifts up or down in duration or increased or decreased quality in credit exposures are warranted.

The Fund will sell/reduce exposure to a security when it achieves its target price and/or the Adviser’s investment model finds the security overvalued or carries the potential for increased risk of a drawdown. The Fund may invest in securities of any market capitalization or country and denominated in any currency.

The Fund will initially utilize a “fund of funds” structure to invest in fixed income ETFs. The Adviser seeks to identify the most appropriate geography, currency exposure, credit quality and duration-focused ETFs to implement its asset allocation views by evaluating such factors as the respective ETF’s: underlying index and portfolio holdings, weighting methodologies, currency exposures, credit quality, duration exposures, liquidity profiles, and tracking error.

The Fund may buy and sell investments frequently in seeking to achieve its investment objective.

3EDGE Dynamic Hard Assets ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in instruments providing exposure to hard assets, including derivatives and exchange-traded funds (“ETFs”) with economic characteristics similar to such assets. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders.

Hard assets include, but are not limited to, gold, silver, platinum, palladium, broad commodity baskets, energy-focused commodities, agricultural-focused commodities, real estate investment trusts (“REITs”), and equity securities, including equity ETFs, that derive a significant percentage of revenue, which the Adviser defines as 50% or greater, in the production and distribution of commodities and Treasury inflation-protected securities (“TIPS”). As of the date of the Prospectus, the Fund has significant exposure to gold ETFs. The Fund may also utilize derivatives, principally options contracts, to gain or hedge exposure to securities, currencies or other instruments. The Fund will seek to gain exposure through the purchase of the derivatives that move in tandem with the price of the underlying asset, regardless of changes in the underlying asset, with the aim of reducing Fund costs by managing hard asset exposures. The Fund will seek to hedge exposures to reduce or eliminate the directional risk of an underlying asset’s price movements by engaging in a form of collared solution(s), i.e., selling away upside exposure to fund the purchase of downside protection. The Fund will not typically utilize derivatives to increase leveraged exposure to an underlying asset.

The equity securities in which the Fund invests are primarily common stocks, but may also include shares of REITs and interests in master limited partnerships (“MLPs”). For the avoidance of doubt, the Fund will not directly hold hard assets and will generally seek to achieve its investment objective through the use of ETFs and derivatives that provide exposure to hard assets, consistent with applicable regulations.

The Adviser chooses hard asset exposures it believes are undervalued and poised to respond favorably to financial market catalysts based upon the Adviser’s proprietary model of the global capital markets that combines valuation, economic, and investor behavioral factors. The Adviser believes this approach can produce a high potential for share price growth. The Adviser seeks to gain an understanding of the economic landscape and to identify catalysts which may allow for near term appreciation by analyzing interest and currency rates, inflation trends, economic growth forecasts and other capital market fundamentals of the market sectors, sub-sectors, and industries.

The Fund will sell/reduce exposure to a security when it achieves its target price and/or the Adviser’s investment model finds the security overvalued or carries the potential for increased risk of a drawdown. The Fund may invest in equity securities of any market capitalization or country and denominated in any currency.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the following investment process.

The Adviser determines the Fund’s target allocations by analyzing this data. The Adviser analyzes economic growth forecasts, inflation trends, and other macroeconomic and capital market fundamentals. The Adviser identifies opportunities for near-term growth in value that are facilitated by events or changes within the hard asset segments listed above.

The Fund will initially utilize a “fund of funds” structure to invest in a variety of hard asset-focused exchange traded funds. The Adviser seeks to identify the most appropriate hard asset exposure to implement its asset allocation views by evaluating such factors as the respective ETF’s: underlying index and portfolio holdings, weighting methodologies, defined outcome period (if relevant), currency exposures, sector exposures, liquidity profiles, and tracking error.

The Fund is classified as “non-diversified,” which means that it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund.

The Fund may buy and sell investments frequently in seeking to achieve its investment objective.

3EDGE Dynamic International Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. For purposes of the Fund’s 80% investment policy, equity securities include common stock, securities convertible into other equity securities, and securities of other investment companies. The Fund may invest in equity securities of companies of any market capitalization and may also invest in depositary receipts. The Fund seeks to achieve its in investment objective through actively managing the sectors, market-capitalization, country, currency and defined outcome exposures. Defined outcome exposures are typically provided through an exchange-traded fund (“ETF”) structured to deliver a certain specified upside potential and downside exposure over a specific period of time. The Fund will primarily seek exposure to companies in Europe, Japan, China, India and emerging markets.

Under normal circumstances, the Fund invests in at least 3 countries and invests at least 40% of its total assets in securities of non-U.S. companies. The Fund considers a company to be a non-U.S. company if: (i) at least 50% of the company’s assets are located outside of the U.S.; (ii) at least 50% of the company’s revenue is generated outside of the U.S.; (iii) the company is organized, conducts its principal operations, or maintains its principal place of business or principal manufacturing facilities outside of the U.S.; or (iv) the company’s securities are traded principally outside of the U.S. The Fund may invest in securities of issuers tied economically to emerging markets, which the Adviser identifies by reference to Standard & Poor’s Dow Jones Indices.

The Adviser focuses its research primarily on country selection by carefully reviewing the geography, currency composition, capitalization, sectors, industries, and sub-industries in the Fund’s portfolio.

The Adviser chooses countries/sectors it believes are undervalued and poised to respond favorably to financial market catalysts based upon the Adviser’s proprietary model of the global capital markets that combines valuation, economic, and investor behavioral factors. The Adviser believes this approach can produce a high potential for share price growth. The Adviser seeks to gain an understanding of the economic landscape and to identify catalysts which may allow for near term appreciation by analyzing interest and currency rates, inflation trends, economic growth forecasts and other capital market fundamentals of the market sectors, sub-sectors, and industries.

The Fund will sell/reduce exposure to a security when it achieves its target price and/or the Adviser’s investment model finds the security overvalued or carries the potential for increased risk of a drawdown. The Fund may invest in securities of any market capitalization or country and denominated in any currency.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the following investment process.

The Adviser believes that, over time, sector, geography and market-capitalization selection is more important than individual security selection in limiting the variability inherent in equity security investing.

The Adviser determines the Fund’s target allocations by analyzing country and currency exposures, market capitalization, and market sectors and their underlying industries and sub-industries. The Adviser uses the Global Industry Classification Standard (“GICS”) in its sector analysis. GICS sectors include: energy, materials, industrials, consumer discretionary, consumer staples, healthcare, financials, information technology, communication services, utilities, and real estate. The Adviser uses large, mid and small market capitalization definitions generally corresponding to companies with a market capitalization of $10 billion or more, $2 billion to $10 billion, and $250 million to $2 billion, respectively. The Adviser analyzes economic growth forecasts, inflation trends, and other macroeconomic and capital market fundamentals. The Adviser identifies opportunities for near-term growth in value that are facilitated by events or changes within the Adviser’s researched factors that suggest increases or decreases in specific country or currency exposures, market capitalization, and/or market sector exposures are warranted.

The Fund may initially utilize a “fund of funds” structure to invest in equity ETFs. The Adviser seeks to identify the most appropriate geography, currency exposure, sector, market-capitalization, and/or defined outcome ETFs to implement its asset allocation views by evaluating such factors as the respective ETF’s: underlying index and portfolio holdings, weighting methodologies, defined outcome period (if relevant), currency exposures, sector exposures, liquidity profiles, and tracking error.

The Fund may buy and sell investments frequently in seeking to achieve its investment objective.

3EDGE Dynamic US Equity ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. issuers. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Fund considers a company to be a U.S. company if (i) it is organized inside the U.S. or maintains a principal place of business inside the U.S.; (ii) its securities are traded principally inside the U.S.; (iii) during its most recent fiscal year, it derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed inside the U.S. or it has at least 50% of its assets inside the U.S. For purposes of the Fund’s 80% investment policy, equity securities include common stock, securities convertible into other equity securities, and securities of other investment companies.

The Fund seeks to achieve its investment objective through actively managing the sectors and/or various market-capitalization and/or defined outcome exposures. Defined outcome exposures are typically provided through an exchange-traded fund (“ETF”) structured to deliver a certain specified upside potential and downside exposure over a specific period of time. The Adviser focuses its research primarily on sector selection by carefully reviewing the capitalization, sectors, industries, and sub-industries in the Fund’s portfolio.

The Adviser chooses sectors it believes are undervalued and poised to respond favorably to financial market catalysts based upon the Adviser’s proprietary model of the global capital markets that combines valuation, economic, and investor behavioral factors. The Adviser believes this approach can produce a high potential for share price growth. The Adviser seeks to gain an understanding of the economic landscape and to identify catalysts which may allow for near term appreciation by analyzing interest and currency rates, inflation trends, economic growth forecasts and other capital market fundamentals of the market sectors, sub-sectors, and industries.

The Fund will sell/reduce exposure to a security when it achieves its target price and/or the Adviser’s investment model finds the security overvalued or carries the potential for increased risk of a drawdown. The Fund may invest in securities of any market capitalization or country and denominated in any currency.

The Fund is an actively managed ETF and does not seek to replicate the performance of a specified index. In selecting investments for the Fund’s portfolio, the Adviser adheres to the following investment process.

The Adviser believes that, over time, sector and/or market-capitalization selection is more important than individual security selection in limiting the variability inherent in equity security investing.

The Adviser determines the Fund’s target allocations by analyzing exposures based upon market sectors, market capitalization, and/or investment style and their underlying industries and sub-industries. The Adviser defines investment style broadly as providing either a value or a growth tilt. Value companies generally have low price-to-book ratios, high dividend yields, and low price-to-earnings ratios; the opposite is true for growth companies. The Adviser uses the Global Industry Classification Standard (“GICS”) in its sector analysis. GICS sectors include: energy, materials, industrials, consumer discretionary, consumer staples, healthcare, financials, information technology, communication services, utilities, and real estate. The Adviser uses large, mid and small market capitalization definitions generally corresponding to companies with a market capitalization of $10 billion or more, $2 billion to $10 billion, and $250 million to $2 billion, respectively. The Adviser analyzes economic growth forecasts, inflation trends, and other macroeconomic and capital market fundamentals. The Adviser identifies opportunities for near-term growth in value that are facilitated by events or changes within the Adviser’s researched factors that suggest increases or decreases in exposures based upon market capitalization, investment style, and/or market sector exposures are warranted.

The Fund may initially utilize a “fund of funds” structure to invest in equity ETFs. The Adviser seeks to identify the most appropriate U.S. sector and/or market-capitalization and/or defined outcome ETFs to implement its asset allocation and sector views by evaluating such factors as the respective ETF’s: underlying index and portfolio holdings, weighting methodologies, defined outcome period (if relevant), sector exposures, liquidity profiles, and tracking error.

The Fund may buy and sell investments frequently in seeking to achieve its investment objective.

Cullen Enhanced Equity Income ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded Fund (“ETF”). Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in dividend paying common stocks. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. As a point of comparison, a dividend paying common stock that the Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the S&P 500® Index.

The Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Fund will generally own between 30-40 underlying equity positions. In addition to seeking high dividend yield, the Adviser employs a “value” style investing approach, which means that it selects stocks for the portfolio by screening for securities with low price-to-earnings ratios but that possess above-average earnings and dividend growth potential. The Adviser’s investment process combines a quantitative and qualitative approach. An initial quantitative screening is conducted that includes price-to-earnings ratios, dividend yield, long-term dividend and earnings growth potential. For securities that meet such quantitative screening criteria, the Adviser will conduct further qualitative fundamental research on the underlying companies with regard to valuation and financial metrics, their operating environment and core competitive strengths and weaknesses. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Fund, in order to generate additional portfolio income, will selectively write (i.e., sell) covered call options, on a target range of between 25-40% of the underlying equity securities owned by the Fund (although the fundamental “value” features of the Fund’s approach to portfolio security selection stated above take precedence over option writing potential in that process). A call option is a short-term contract pursuant to which the seller (in this case, the Fund) gives the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Fund to receive a premium from the purchaser of the option, regardless of whether the option is exercised. This benefits the Fund, particularly in circumstances where the value of the underlying security declines or remains flat relative to the strike price and the call is not exercised, as the premiums received from writing covered call options will increase the amount of income generated and paid to the Fund, thereby increasing the Fund’s yield. The potential downside of the Fund writing covered calls is when the option is exercised and the stock is “called away” from the portfolio, requiring the Fund to sell the underlying security at the exercise price. This is usually done when the current price is higher than the strike price of the option, thereby giving up capital appreciation potential in return for the option premium received. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period. The Fund will look for opportunities to write on portfolio names that have some increase in implied volatility in their share prices, which may prove to offer attractive premiums. When the underlying holdings are called away, they are replaced with new or existing securities (in the case of the latter this most likely means at a higher price than at which they were called away).

The Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depositary Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, ETFs that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (“REITs”), equity interests in master limited partnerships (“MLPs”), and preferred stocks.

Vontobel U.S. Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. issuers of any capitalization. Shareholders will be given 60 days’ advance notice of any change to this policy. Equity securities include common and preferred stocks, securities convertible or exchangeable into common stocks, warrants, rights to purchase common stocks, and real estate investment trusts (“REITs”).

The Fund seeks to provide investors with access to high-quality U.S. companies. The securities selected for inclusion in the Fund are those that, in the opinion of the Adviser, are well-managed businesses with consistent operating histories and financial performance that have favorable long-term economic prospects and, in most cases, generate free cash flow. Free cash flow is the difference between operating cash flow and capital expenditures and represents the cash available to develop new products, make acquisitions, pay dividends and reduce debt. Over full market cycles, the investment style is designed with the objective of capturing part of the up market cycles and may offer protection in down market cycles, although there is no guarantee that it will do so. The Adviser implements a bottom-up stock selection process and generally does not look for special circumstances or cyclical market timing events. The Adviser anticipates that stocks held by the Fund will perform well as long as the general economic environment is favorable. However, Fund holdings are also expected to have defensive qualities and are selected with the expectation that they outperform the growth of the weighted average earnings per share of the indices when economies or markets fail to perform well. The Fund’s holdings tend to underperform during late stage boom markets or during a market bounce following a collapse; times when more cyclical and higher levered companies tend to outperform.

Additionally, the Fund may invest up to 20% of its assets in securities of companies located in Canada or in sponsored or unsponsored American Depositary Receipts (“ADRs”) of foreign companies located in developing or emerging markets countries. Emerging markets generally will include countries of every nation in the world except the U.S., Canada, Japan, Australia, New Zealand, and most nations located in Western Europe. The Adviser primarily relies on the country where the company is incorporated, is headquartered or has its principal place of business in determining the “location” of an issuer. The Adviser will also consider as companies of an emerging markets country or countries certain companies that are not actually domiciled in or do not have their principal place of business in an emerging markets country or countries, but that have at least 50% of their assets in, or expect to derive at least 50% of their total revenues or profits from, goods or services produced in or sales made in an emerging markets country or countries. This evaluation is conducted so as to determine that the company’s assets are exposed to the economic fortunes and risks of a designated country or countries.

The Fund also considers environmental social and governance (“ESG”) characteristics and invests in companies that the Adviser believes are well-prepared to handle financially material ESG challenges. The Adviser utilizes an ESG framework in selecting investments. The ESG framework assesses a company’s ESG practices and excludes companies that violate certain international norms (such as the UN Global Compact, UN Guiding Principles on Business and Human Rights, OECD (Organization for Economic Cooperation and Development) Guidelines on Multinational Enterprises, the principles and rights set out in the eight fundamental conventions identified in the Declaration of the International Labor Organization (ILO) on Fundamental Principles and Rights at Work, and the International Bill of Human Rights) and standards or that are involved in severe controversies, unless the Adviser identifies positive steps taken by the company to resolve the violations or controversies. The Adviser uses the following sustainability indicators to determine if the Fund has attained the ESG characteristics in the ESG framework:

●	The Fund excludes securities of companies with any revenue exposure to controversial weapons (e.g., anti-personnel mines, cluster munitions, chemical weapons and biological weapons).

●

The Fund considers the percentage of investments in securities of companies that are in violation with certain international norms and standards promoted by the Fund or that are exposed to severe controversies as assessed on a case-by-case basis by the Adviser and/or a third party ESG data provider (unless a positive outlook has been identified).

The Fund follows an active ownership approach, which takes into account relevant ESG matters. The Adviser engages directly with companies through meetings and dialogue with management and by voting on resolutions, and indirectly by working collaboratively with other institutional shareholders or coordinating bodies to amplify our impact. The Adviser sees these activities as a way to support the attainment of the ESG characteristics of the Fund.

In assessing the eligibility of a company based on ESG research, the Adviser may use information and data from third party ESG data providers and companies, as well as internal analyses. The data obtained from third-party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, the Adviser does not rely solely on third-party data and assesses risks and investability based on all available information. The Adviser takes ESG considerations into account as part of a qualitative framework for assessing potential risks for every investment the fund makes. It is possible that the Fund could invest in a company with less than favorable ESG factors if the company’s overall assessment is favorable taking into consideration both ESG and non-ESG factors.

In determining which portfolio securities to sell, the Adviser focuses on the operating results of the portfolio companies, not price quotations, to measure the success of an investment. In making sell decisions, the Adviser considers, among other things, whether a security’s price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power, and whether, in the Adviser’s opinion, there has been a loss of a long-term competitive advantage. In addition, the information used for the implementation of the ESG framework, and consequently the attainment of the ESG characteristics, are reviewed on a regular basis. If a security no longer complies with the criteria, the Adviser may, but is not required to, sell the security within a reasonable time period as determined by the Adviser considering prevailing market conditions and the best interests of the shareholders.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of U.S. issuers of any capitalization.